Financial Risk Management (Details Textual)	Jan. 31, 2018
AUD [Member]
Disclosure of Financial Risk Management [Line Items]
Closing foreign exchange rate	0.9073
USD [Member]
Disclosure of Financial Risk Management [Line Items]
Closing foreign exchange rate	0.7335
GBP [Member]
Disclosure of Financial Risk Management [Line Items]
Closing foreign exchange rate	0.5183
HKD [Member]
Disclosure of Financial Risk Management [Line Items]
Closing foreign exchange rate	5.7368
EUR [Member]
Disclosure of Financial Risk Management [Line Items]
Closing foreign exchange rate	0.5913